Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Before Income Tax Expenses

The Company had minimal operations in jurisdictions other than the mainland China. Income before income tax expense consists of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Mainland China	1,813,055	1,604,428	1,372,793	196,307
Non-mainland China	184,509	81,880	159,074	22,747
	1,997,564	1,686,308	1,531,867	219,054

Schedule of Income Tax Paid Net of Refunds	The amount of income tax paid (net of refunds) is comprised of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Mainland China	159,094	153,498	187,941	26,875

Income Tax (Benefit)/Expense

The income tax (benefit)/expense is comprised of:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Current	122,118	105,484	105,933	15,148
Deferred	(49,963)	(42,525)	35,812	5,121
	72,155	62,959	141,745	20,269

Reconciliation of Statutory Income Tax Rate

The mainland China statutory tax rate of 25% is used for the effective tax rate reconciliation as the majority of the Group’s operations are based in mainland China. The reconciliation for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Year ended December 31,
	2023		2024		2025
	RMB	Percent	RMB	Percent	RMB	US$	Percent
	(in thousands)
Mainland China Statutory Tax Rate	499,391	25.0%	421,577	25.0%	382,967	54,764	25.0%
Tax effects of jurisdiction outside of mainland China
Hong Kong
Statutory tax rate difference between Hong Kong and Mainland China	255	0.0%	(3,605)	-0.2%	(1,406)	(201)	-0.1%
Changes in valuation allowances	7,968	0.4%	305	0.0%	3,244	464	0.2%
Cayman Islands
Statutory tax rate difference between Cayman Islands and Mainland China	(45,675)	-2.3%	(28,636)	-1.7%	(35,685)	(5,103)	-2.3%
Other jurisdictions	(480)	0.0%	(38)	0.0%	24	3	0.0%

Changes in Valuation Allowances	(11,642)	-0.6%	(19,146)	-1.1%	10,617	1,518	0.7%
Nontaxable or Nondeductible Items
Research and development expenses super-deduction	(220,773)	-11.2%	(196,888)	-11.7%	(194,220)	(27,773)	-12.6%
Effect of preferential tax rate	(119,658)	-6.0%	(38,030)	-2.3%	(43,965)	(6,287)	-2.9%
Changes in Unrecognized Tax Benefits	(156,452)	-7.8%	(189,207)	-11.2%	(45,433)	(6,497)	-3.0%
Nondeductible expenses	44,435	2.2%	46,990	2.8%	57,953	8,287	3.8%
Share-based payment awards	(24,912)	-1.2%	(36,002)	-2.1%	(50,358)	(7,201)	-3.3%
Other Adjustments
Effect of withholding tax on dividend	99,122	5.0%	99,519	5.9%	57,743	8,257	3.8%
Outside basis difference	5,327	0.3%	3,868	0.2%	1,467	210	0.1%
Others	(4,751)	-0.2%	2,252	0.1%	(1,203)	(172)	-0.1%
Effective Tax Rate	72,155	3.6%	62,959	3.7%	141,745	20,269	9.3%

Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Allowance for credit losses	38,829	43,501	6,221
Accrued staff cost and expenses	46,729	4,859	695
Deferred revenue	9,841	10,723	1,533
Tax losses	412,192	395,644	56,575
VAT refund	1,957	480	69
Less: Valuation allowances	(201,302)	(192,585)	(27,539)
Total deferred tax assets	308,246	262,622	37,554

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	19,128	8,017	1,146
Intangible assets and internally-developed software	11,280	11,112	1,589
Outside basis difference and others	437,670	439,137	62,796
Total deferred tax liabilities	468,078	458,266	65,531

Movement of Valuation Allowance	Movement of valuation allowance is as follow:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Valuation allowance
Balance at beginning of the year	(420,566)	(311,645)	(201,302)	(28,786)
Additions	(26,623)	(34,672)	(36,557)	(5,227)
Reversal and write off (Note)	135,544	145,015	45,274	6,474
Balance at ending of the year	(311,645)	(201,302)	(192,585)	(27,539)

Note: It mainly represents valuation allowances written off due to the expiration of unused tax losses.